Income Taxes - Summary of current and deferred components of income tax expenses (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations
Current income tax expense	¥ 65,805,623	$ 9,015,333	¥ 64,458,408	¥ 71,567,448
Deferred income tax expense/(benefit)			(2,117,892)	20,860,679
Income tax expenses	¥ 65,805,623	$ 9,015,333	¥ 62,340,516	¥ 92,428,127